Document and Entity Information	Sep. 18, 2023
Cover [Abstract]
Entity Registrant Name	3D SYSTEMS CORP
Amendment Flag	true
Entity Central Index Key	0000910638
Document Type	8-K/A
Document Period End Date	Sep. 18, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-34220
Entity Tax Identification Number	95-4431352
Entity Address, Address Line One	333 Three D Systems Circle
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	(803)
Local Phone Number	326-3900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	DDD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by 3D Systems Corporation (the “Company”) with the Securities and Exchange Commission (the “SEC”) on September 21, 2023 (the “Original Report”) and is being filed in order to supplement the Company’s disclosure under Item 5.02 of the Original Report. The Original Report otherwise remains unchanged.